Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Changes in Equity

	2024 Number of shares	2023 Number of shares	2022 Number of shares
Ordinary shares issued and fully paid as at January 1	497,938,845	497,887,721	483,715,049
Share buy-back during the year	—	(775,501)	(24,993,271)
Issued during the year	—	—	31,475,691
Shared issued in exchange for public warrants	—	—	5,595,748
RSU vesting	5,468,938	826,625	2,094,504
Ordinary shares issued and fully paid as at December 31	503,407,783	497,938,845	497,887,721

Disclosure of dividends paid and proposed

	2024 € '000s	2023 € '000s	2022 € '000s
Cash dividends on ordinary shares declared during the year:
Interim dividend, paid during the year	46,725	—	—
Special dividend, payable at year end	71,434	—	—
	118,159	—	—

Cash dividend on ordinary shares declared after December 31, 2024:
Final dividend	19,288	—	—

Interim dividend per share (cents)	9.32	—	—
Special dividend per share (cents)	14.20	—	—
Final dividend per share (cents)	3.82	—	—